SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

23.SUPPLEMENTAL CASH FLOW INFORMATION

(a)	Cash

Cash consists of bank current accounts and cash on hand.

(b)	Income taxes related operating cash flow items

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Income tax expense	$154,152	87,281
Income taxes paid	(37,257)	(14,523)
Income tax instalments paid	(71,921)	(28,174)
Tax related cash flow items	$44,974	$44,584

(c)	Changes in non-cash working capital

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Accounts receivable and prepaid expenses	$(7,569)	$(504)
Inventory	(1,653)	(1,395)
Valued added taxes recoverable	(7,250)	2,105
Trade payables and accrued liabilities	37,350	1,594
Changes in non-cash working capital	$20,878	$1,800

(d)	Non-cash investing and financing activities

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Financing activities
Stock options exercised, credited to share capital with an offset to reserves	$2,680	$1,158
Warrants exercised, credited to share capital with an offset to reserves	4,179	716
Common shares issued on maturity of RSUs and DSUs, credited to share capital with an offset to reserves	1,216	707

Investing activities
Initial recognition of right of use assets, with an offset to lease obligation	10,783	1,590